LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES [Abstract]
Operating lease expenses	$ 956	$ 944	$ 1,586
2022	895
2023	726
2024	664
2025	631
2026 and after	129
Total operating lease payments	3,045
Less: imputed interest	295
Present value of lease liabilities	2,750
Lease liabilities, current	768	639
Lease liabilities, non- current	$ 1,982	$ 2,527